LAND USE RIGHTS	12 Months Ended
Dec. 31, 2017
LAND USE RIGHTS
LAND USE RIGHTS

6.  LAND USE RIGHTS

Land use rights are amortized under straight-line method through the respective period of land rights, which are from 40-50 years. Amortization expense for the years ended December 31, 2015, 2016 and 2017 was approximately RMB2 million, RMB3 million and RMB3 million, respectively. As of December 31, 2016 and 2017, the net book value was RMB100 million and RMB97 million respectively.